Government Grants	6 Months Ended
Jun. 30, 2024
Disclosure of Government Grants [Abstract]
Government Grants
16.
Government Grants

Details of Government grants as of June 30, 2024 and December 31, 2023 are as follows:

		June 30, 2024		December 31, 2023
Grants	Government Entity	Non-current Liability	Current liability	Non-current Liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	659	81	701	88
Flexener	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	94	28	118	31
Magnetor	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	8	6	13	7
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	463	6	475	7
Alt Impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	369	44	389	49
Minichargers	Centro para el Desarrollo Tecnológico Industrial. E.P.E. (CDTI)	54	8	62	9
Electrolinera	Instituto para Diversificación y Ahorro de la Energía (IDEA)	414	—	421	—
Acció - Creació llocs treball	Agencia para la Competitividad de la Empresa de la Generalitat de Catalunya (ACCIÓ)	108	34	110	37
Hermes - Estudios	Ministerio de Industria, Comercio y Turismo	615	203	692	223
Hermes - Desarrollo	Ministerio de Industria, Comercio y Turismo	1,433	46	1,505	51
Hermes - Formación	Ministerio de Industria, Comercio y Turismo	225	44	233	49
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	47	—	47	—
Torres Quevedo	Agencia Estatal de Investigación	79	—	83	—
Total		4,568	500	4,849	551

As of June 30, 2024, government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)”, by “Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)”, by “Instituto de la Diversificación y Ahorro de la Energía (IDAE)” by "Agencia Estatal de Investigación" and by "Ministerio de Industria, Comercio y Turismo" for an amount of Euros 1,454 thousand, Euros 555 thousand, Euros 414 thousand, Euros 79 thousand, and Euros 2,566 thousand, respectively, to develop new technologies and promote smart mobility solutions.

As of December 31, 2023 government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and "Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)" and "Instituto para la Diversificación y Ahorro de la Energía (IDAE)" and “Agencia Estatal de Investigación” and “Ministerio de Industria, Comercio y Turismo” for an amount of Euros 1,558 thousand, Euros 585 thousand and Euros 421 thousand and Euros 83 thousand and Euros 2,753 thousand, respectively, to develop new technologies and promote smart mobility solutions.

The impact in the interim condensed consolidated statement of profit or loss and other comprehensive income (recognized in “Net Other income”) for the six months ended June 30, 2024 amounts to Euros 271 thousand, as compared to Euros 1,421 thousand for the six months period ended June 30, 2023.

As of June 30, 2024 Euros 1,615 thousand are pending to be received from government entities, as compared to Euros 3,200 thousand as of December 31, 2023.